Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2021

VIPMID-QTLY-0521
1.799869.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Entertainment - 2.3%
Activision Blizzard, Inc.	1,187,600	$110,446,800
Cinemark Holdings, Inc. (a)	612,400	12,499,084
Electronic Arts, Inc.	287,790	38,958,132
Live Nation Entertainment, Inc. (b)	245,500	20,781,575
		182,685,591
Interactive Media & Services - 0.5%
Bumble, Inc.	39,400	2,457,772
IAC (b)	179,700	38,870,907
		41,328,679
Media - 0.7%
Interpublic Group of Companies, Inc.	1,986,185	57,996,602

TOTAL COMMUNICATION SERVICES		282,010,872

CONSUMER DISCRETIONARY - 15.0%
Automobiles - 0.2%
Harley-Davidson, Inc.	474,400	19,023,440
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (b)	407,400	43,632,540
Hotels, Restaurants & Leisure - 4.9%
ARAMARK Holdings Corp.	1,102,000	41,633,560
Caesars Entertainment, Inc. (b)	673,039	58,857,261
Churchill Downs, Inc.	412,500	93,810,750
Hilton Grand Vacations, Inc. (b)	1,001,800	37,557,482
Jubilant Foodworks Ltd.	150,140	5,974,832
Marriott International, Inc. Class A	119,100	17,639,901
Noodles & Co. (b)(c)	2,939,212	30,420,844
Penn National Gaming, Inc. (b)	480,200	50,344,168
Planet Fitness, Inc. (b)	305,200	23,591,960
Vail Resorts, Inc.	130,100	37,944,966
		397,775,724
Household Durables - 1.7%
KB Home	429,500	19,984,635
NVR, Inc. (b)	6,210	29,254,875
Taylor Morrison Home Corp. (b)	2,024,200	62,365,602
Toll Brothers, Inc.	508,900	28,869,897
		140,475,009
Internet & Direct Marketing Retail - 0.3%
Revolve Group, Inc. (b)	463,600	20,829,548
Leisure Products - 0.5%
YETI Holdings, Inc. (b)	558,300	40,314,843
Multiline Retail - 0.4%
Dollar Tree, Inc. (b)	282,100	32,289,166
Specialty Retail - 3.5%
America's Car Mart, Inc. (b)	89,300	13,606,641
American Eagle Outfitters, Inc.	1,400,000	40,936,000
Dick's Sporting Goods, Inc.	497,600	37,892,240
Five Below, Inc. (b)	374,300	71,412,697
Williams-Sonoma, Inc. (a)	673,100	120,619,520
		284,467,098
Textiles, Apparel & Luxury Goods - 2.9%
Capri Holdings Ltd. (b)	563,400	28,733,400
Deckers Outdoor Corp. (b)	475,325	157,056,888
PVH Corp.	213,200	22,535,240
Tapestry, Inc.	673,600	27,759,056
thredUP, Inc. (b)	26,600	620,578
		236,705,162

TOTAL CONSUMER DISCRETIONARY		1,215,512,530

CONSUMER STAPLES - 5.3%
Beverages - 0.6%
C&C Group PLC (United Kingdom) (b)	7,982,445	30,922,922
Monster Beverage Corp. (b)	183,000	16,669,470
		47,592,392
Food & Staples Retailing - 2.6%
BJ's Wholesale Club Holdings, Inc. (b)	1,891,100	84,834,746
Performance Food Group Co. (b)	1,118,796	64,453,838
U.S. Foods Holding Corp. (b)	1,638,300	62,451,996
		211,740,580
Food Products - 1.1%
Nomad Foods Ltd. (b)	3,382,400	92,880,704
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	907,400	77,129,000

TOTAL CONSUMER STAPLES		429,342,676

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	787,081	17,008,820
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	740,800	13,912,224
Cheniere Energy, Inc. (b)	391,100	28,163,111
Hess Corp.	394,100	27,886,516
Magnolia Oil & Gas Corp. Class A (b)	2,162,400	24,824,352
New Fortress Energy LLC	480,480	22,058,837
Pioneer Natural Resources Co.	122,700	19,487,214
World Fuel Services Corp.	547,600	19,275,520
		155,607,774

TOTAL ENERGY		172,616,594

FINANCIALS - 16.2%
Banks - 6.6%
Atlantic Union Bankshares Corp.	523,200	20,069,952
Bancorp, Inc., Delaware (b)	1,069,300	22,155,896
BankUnited, Inc.	813,761	35,764,796
Comerica, Inc.	338,500	24,283,990
CVB Financial Corp.	1,207,362	26,670,627
First Horizon National Corp.	3,524,178	59,593,850
First Republic Bank	138,900	23,161,575
Huntington Bancshares, Inc.	3,248,216	51,061,956
KeyCorp	1,918,400	38,329,632
M&T Bank Corp.	362,500	54,958,625
Signature Bank	479,100	108,324,510
Wintrust Financial Corp.	1,001,700	75,928,860
		540,304,269
Capital Markets - 1.9%
Ameriprise Financial, Inc.	272,813	63,415,382
Raymond James Financial, Inc.	557,695	68,351,099
TMX Group Ltd.	187,900	19,525,631
		151,292,112
Consumer Finance - 0.9%
Capital One Financial Corp.	176,900	22,506,987
Synchrony Financial	1,144,000	46,515,040
		69,022,027
Diversified Financial Services - 0.7%
Equitable Holdings, Inc.	1,813,400	59,153,108
Insurance - 5.4%
American Financial Group, Inc.	256,200	29,232,420
Assurant, Inc.	371,800	52,710,086
GoHealth, Inc. (b)	993,200	11,610,508
Hartford Financial Services Group, Inc.	760,100	50,767,079
Hiscox Ltd. (b)	1,364,717	16,187,556
Old Republic International Corp.	3,621,800	79,100,112
Primerica, Inc.	567,420	83,876,024
Reinsurance Group of America, Inc.	439,024	55,338,975
RenaissanceRe Holdings Ltd.	395,700	63,410,925
		442,233,685
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	944,470	44,852,880
Meta Financial Group, Inc.	258,900	11,730,759
		56,583,639

TOTAL FINANCIALS		1,318,588,840

HEALTH CARE - 8.4%
Biotechnology - 1.1%
Argenx SE ADR (b)	33,945	9,348,114
FibroGen, Inc. (b)	478,200	16,598,322
Neurocrine Biosciences, Inc. (b)	250,200	24,331,950
Novavax, Inc. (b)	49,100	8,902,321
Regeneron Pharmaceuticals, Inc. (b)	26,800	12,680,152
Sarepta Therapeutics, Inc. (b)	206,300	15,375,539
		87,236,398
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (b)	803,003	31,036,066
Envista Holdings Corp. (b)	524,400	21,395,520
Hologic, Inc. (b)	884,681	65,802,573
ResMed, Inc.	110,648	21,467,925
Tandem Diabetes Care, Inc. (b)	205,900	18,170,675
The Cooper Companies, Inc.	78,983	30,336,580
Zimmer Biomet Holdings, Inc.	494,700	79,191,576
		267,400,915
Health Care Providers & Services - 1.9%
Centene Corp. (b)	567,076	36,241,827
Molina Healthcare, Inc. (b)	419,500	98,062,320
Signify Health, Inc.	19,700	576,422
Universal Health Services, Inc. Class B	158,400	21,128,976
		156,009,545
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (b)	59,399	10,751,219
Avantor, Inc. (b)	1,045,100	30,234,743
Charles River Laboratories International, Inc. (b)	129,900	37,648,917
Maravai LifeSciences Holdings, Inc.	599,400	21,362,616
Sartorius Stedim Biotech	25,100	10,337,491
Sotera Health Co.	422,900	10,555,584
Thermo Fisher Scientific, Inc.	82,463	37,634,464
		158,525,034
Pharmaceuticals - 0.2%
Nektar Therapeutics (b)	648,600	12,972,000

TOTAL HEALTH CARE		682,143,892

INDUSTRIALS - 16.6%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (b)	218,800	31,161,496
Howmet Aerospace, Inc. (b)	791,700	25,437,321
		56,598,817
Air Freight & Logistics - 1.0%
XPO Logistics, Inc. (a)(b)	638,081	78,675,387
Airlines - 0.4%
Allegiant Travel Co.	39,700	9,689,182
Copa Holdings SA Class A	132,300	10,688,517
Southwest Airlines Co.	194,500	11,876,170
Sun Country Airlines Holdings, Inc. (b)	31,200	1,069,536
		33,323,405
Building Products - 2.8%
Builders FirstSource, Inc. (b)	2,332,900	108,176,573
Jeld-Wen Holding, Inc. (b)	1,769,263	48,990,892
Trane Technologies PLC	357,145	59,128,926
UFP Industries, Inc.	102,794	7,795,897
		224,092,288
Commercial Services & Supplies - 0.9%
Knoll, Inc.	836,906	13,817,318
Stericycle, Inc. (b)	619,492	41,821,905
Tetra Tech, Inc.	151,600	20,575,152
		76,214,375
Construction & Engineering - 1.2%
Dycom Industries, Inc. (b)	605,900	56,257,815
Quanta Services, Inc.	435,700	38,332,886
		94,590,701
Electrical Equipment - 3.7%
AMETEK, Inc.	542,600	69,306,298
Generac Holdings, Inc. (b)	199,700	65,391,765
Regal Beloit Corp.	299,715	42,763,336
Sensata Technologies, Inc. PLC (b)	824,300	47,768,185
Sunrun, Inc. (b)	1,297,983	78,502,012
		303,731,596
Machinery - 3.2%
Crane Co.	299,714	28,146,142
Fortive Corp.	502,600	35,503,664
IDEX Corp.	74,700	15,636,204
ITT, Inc.	1,391,400	126,492,174
Oshkosh Corp.	256,900	30,483,754
Woodward, Inc.	210,100	25,344,363
		261,606,301
Marine - 0.0%
Clarkson PLC	8,289	314,248
Professional Services - 1.5%
ASGN, Inc. (b)	452,493	43,185,932
Clarivate Analytics PLC (b)	673,200	17,765,748
Jacobs Engineering Group, Inc.	179,055	23,146,440
TriNet Group, Inc. (b)	435,800	33,974,968
		118,073,088
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	1,040,100	50,018,409
Trading Companies & Distributors - 0.6%
GMS, Inc. (b)	297,000	12,399,750
Univar, Inc. (b)	1,816,600	39,129,564
		51,529,314

TOTAL INDUSTRIALS		1,348,767,929

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.5%
Digi International, Inc. (b)(c)	1,689,200	32,077,908
Ericsson (B Shares)	2,814,100	37,232,623
Lumentum Holdings, Inc. (b)	532,000	48,598,200
		117,908,731
Electronic Equipment & Components - 2.0%
CDW Corp.	143,601	23,801,866
II-VI, Inc. (a)(b)	384,100	26,260,917
Jabil, Inc.	364,300	19,001,888
Samsung SDI Co. Ltd.	38,844	22,926,429
Trimble, Inc. (b)	279,400	21,734,526
Zebra Technologies Corp. Class A (b)	100,600	48,809,108
		162,534,734
IT Services - 4.9%
Akamai Technologies, Inc. (b)	207,900	21,185,010
Amadeus IT Holding SA Class A (b)	291,500	20,762,988
Black Knight, Inc. (b)	633,100	46,843,069
Concentrix Corp. (b)	306,000	45,814,320
EPAM Systems, Inc. (b)	104,300	41,374,767
Euronet Worldwide, Inc. (b)	421,177	58,248,779
Genpact Ltd.	1,367,488	58,555,836
GoDaddy, Inc. (b)	840,800	65,262,896
WNS Holdings Ltd. sponsored ADR (b)	562,800	40,769,232
		398,816,897
Semiconductors & Semiconductor Equipment - 5.0%
Marvell Technology Group Ltd.	998,900	48,926,122
MediaTek, Inc.	967,000	33,347,039
MKS Instruments, Inc.	526,600	97,642,172
NXP Semiconductors NV	268,700	54,100,058
ON Semiconductor Corp. (b)	1,683,100	70,033,791
Semtech Corp. (b)	415,551	28,673,019
SolarEdge Technologies, Inc. (b)	259,500	74,590,680
		407,312,881
Software - 1.2%
Adobe, Inc. (b)	47,700	22,675,149
Digital Turbine, Inc. (b)	620,600	49,871,416
Dynatrace, Inc. (b)	580,700	28,012,968
		100,559,533

TOTAL INFORMATION TECHNOLOGY		1,187,132,776

MATERIALS - 7.1%
Chemicals - 3.1%
Albemarle Corp. U.S.	111,458	16,285,128
Celanese Corp. Class A	321,800	48,208,858
Element Solutions, Inc.	4,285,600	78,383,624
Olin Corp.	1,265,500	48,051,035
Orion Engineered Carbons SA	1,337,200	26,369,584
The Chemours Co. LLC	1,380,900	38,540,919
		255,839,148
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	85,800	28,813,356
Containers & Packaging - 1.3%
Aptargroup, Inc.	165,230	23,408,134
Avery Dennison Corp.	439,400	80,695,810
		104,103,944
Metals & Mining - 2.3%
B2Gold Corp.	3,017,200	12,988,822
Barrick Gold Corp.	1,986,384	39,330,403
Cleveland-Cliffs, Inc.	1,486,843	29,900,413
First Quantum Minerals Ltd.	1,887,700	35,975,503
Reliance Steel & Aluminum Co.	188,900	28,767,581
Torex Gold Resources, Inc. (b)	1,444,600	18,242,860
Yamana Gold, Inc.	5,456,400	23,706,488
		188,912,070

TOTAL MATERIALS		577,668,518

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Alexandria Real Estate Equities, Inc.	221,000	36,310,300
CyrusOne, Inc.	473,600	32,072,192
Digital Realty Trust, Inc.	260,000	36,618,400
Douglas Emmett, Inc.	760,100	23,867,140
Duke Realty Corp.	651,700	27,325,781
Healthcare Trust of America, Inc.	883,400	24,364,172
Highwoods Properties, Inc. (SBI)	1,326,200	56,947,028
Invitation Homes, Inc.	1,811,200	57,940,288
Lamar Advertising Co. Class A	328,700	30,871,504
Mid-America Apartment Communities, Inc.	122,000	17,611,920
National Retail Properties, Inc.	1,601,900	70,595,733
Outfront Media, Inc.	1,389,700	30,337,151
Simon Property Group, Inc.	231,200	26,303,624
Ventas, Inc.	507,200	27,054,048
VICI Properties, Inc.	751,400	21,219,536
		519,438,817
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (b)	559,923	44,295,509

TOTAL REAL ESTATE		563,734,326

UTILITIES - 3.6%
Electric Utilities - 0.5%
PG&E Corp. (b)	3,411,900	39,953,349
Independent Power and Renewable Electricity Producers - 3.1%
Clearway Energy, Inc. Class C	2,108,700	59,338,818
NextEra Energy Partners LP	1,145,100	83,454,888
The AES Corp.	4,175,700	111,950,517
		254,744,223

TOTAL UTILITIES		294,697,572

TOTAL COMMON STOCKS
(Cost $5,275,564,721)		8,072,216,525

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.06% (d)	72,387,580	72,402,057
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	102,473,722	102,483,970
TOTAL MONEY MARKET FUNDS
(Cost $174,886,027)		174,886,027
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $5,450,450,748)		8,247,102,552
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(121,499,269)
NET ASSETS - 100%		$8,125,603,283

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,419
Fidelity Securities Lending Cash Central Fund	24,725
Total	$33,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Digi International, Inc.	$27,673,380	$4,387,500	$--	$--	$--	$17,028	$32,077,908
Noodles & Co.	23,219,775	--	--	--	--	7,201,069	30,420,844
Total	$50,893,155	$4,387,500	$--	$--	$--	$7,218,097	$62,498,752

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.